Note 3 - Earnings Per Share	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

3. Earnings per Share

Earnings per share for fiscal years 2025, 2024 and 2023 are as follows (in thousands, except per share amounts):

	Fiscal Year:
	2025	2024	2023
Basic
Net earnings	$41,224	$63,318	$9,231
Deduct preferred stock dividends	23	23	23
Undistributed net earnings	41,201	63,295	9,208
Earnings attributable to participating preferred shareholders	48	72	30
Earnings attributable to common shareholders	$41,153	$63,223	$9,178
Weighted average common shares outstanding	6,912	7,318	7,796
Basic earnings per common share	$5.95	$8.64	$1.19

Diluted
Earnings attributable to common shareholders	$41,153	$63,223	$9,178
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$41,173	$63,243	$9,198
Weighted average common shares outstanding - basic	6,912	7,318	7,796
Additional shares to be issued under full conversion of preferred stock	67	67	67
Total shares for diluted	6,979	7,385	7,863
Diluted earnings per common share	$5.90	$8.56	$1.16